Non-controlling Interests (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Nov. 30, 2014
Noncontrolling Interest [Line Items]
Limited partner units (in units)	90		90
Distributions to non-controlling interest holders	$ 261	$ 406
Non-controlling Interests
Noncontrolling Interest [Line Items]
Limited partner units (in units)				405,908
Units issued				$ 10,100
Units issued (in usd per share)				$ 25.00